S000000583 [Member] Investment Risks - BARON GROWTH FUND	Sep. 30, 2025
Growth Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

Financials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]
Financials Sector. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Small Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Sized Companies. The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

General Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. For example, the well-publicized conflicts in the Middle East and in the Southern hemisphere present considerable market risks, and the ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.